Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Bridge Media LLC [Member]
Related Party Transactions

Note 6 – Related Party Transactions

Note Payable

On February 21, 2023, the Company entered into a revolving promissory note with its parent company, Simplify in which bears interest at 6%. The revolving promissory note matures on January 12, 2027. The note had a balance of $26.3 million as of September 30, 2023 and the Company recorded interest expense of $352 thousand and $499 thousand for the three and nine month periods ended September 30, 2023, respectively.

On October 1, 2023, the Company entered into a debt contribution agreement with Simplify to convert the outstanding debt and related accrued interest of the revolving promissory note to an equity contribution. The total balance of the debt and accrued interest that was converted to an equity contribution was $26.8 million.

Revenue

The Company provides advertising services to related parties. The Company recorded $1.3 million and $2.4 million in related party revenue for the three and nine months periods ended September 30, 2023, respectively. The Company did not record any related party revenue for the three and nine months periods ended September 30, 2022.

Broadcasting Services Expense

The Company receives broadcasting services from one of its related parties. The Company recorded $190 thousand and $406 thousand for related party broadcasting expenses which are included in cost of sales of the Company’s statement of operations for the three and nine months periods ended September 30, 2023, respectively. The Company did not record any related party broadcasting expenses for the three and nine months periods ended September 30, 2022.

Employee Sharing Agreement

On January 1, 2023, Bridge Media entered into an employee sharing agreement with Bridge News, pursuant to which Bridge News has agreed to make certain of its employees available to Bridge Media to perform services for Bridge Media through December 31, 2023 (the “Employee Sharing Agreement”). Bridge News pays for all direct costs of the individuals subject to the Employee Sharing Agreement on behalf of Bridge Media and Bridge News, who remains the employers of the individuals subject to the Employee Sharing Agreement. Bridge Media has incurred an aggregate of $1.6 million and $4.4 million in expenses which are included in general and administrative expenses for the three and nine months periods ended September 30, 2023, respectively, pursuant to the Employee Sharing Agreement.

Shared Service Expenses

The Company records expenses for monthly shared services provided by its parent company and other related parties. These services include employee time spent performing accounting, human resources, information technology, marketing and other professional services for the Company, as well as any non-employee related expenses incurred on behalf of the Company. Total shared service fees charged to the Company were $209 thousand and $246 thousand which are included in general and administrative expenses of the Company’s statement of operations for the three and nine months periods ended September 30, 2023, respectively. The Company did not record any related party shared service expenses for the three and nine months periods ended September 30, 2022.

Consulting Expenses

During the three and nine months periods ended September 30, 2023, the Company recorded $43 thousand and $95 thousand, respectively, in expenses for consulting services from a related party. These expenses are included in general and administrative expenses in the Company’s statement of operations. The Company did not record any related party consulting expenses for the three and nine months periods ended September 30, 2022.

Contributions and Distributions

During the nine months period ended September 30, 2023, the Company received non-cash contributions of approximately $4.0 million for expenses a related party paid for on behalf of the Company. During the nine months ended September 30, 2022, the Company recorded a $1.0 million contribution in the form of payment for consideration for the TravelHost acquisition.

During the nine months period ended September 30, 2023, the Company distributed approximately $16.8 million in cash and $369 thousand in fixed assets to a related party.

Note 6 – Related Party Transactions

Contributions

During the year, the Company recorded $4.8 million in contributions from related parties, including a contribution in the form of the payment for the consideration for the TravelHost acquisition. The purchase price of TravelHost was approximately $1 million. The remaining contributions consisted of $3.7 million of property and equipment and $0.1 million of net current assets and liabilities.

Shared Services Expenses

The Company records expenses for shared services provided by its parent company. These services include employee time spent performing accounting, human resources, information technology, marketing and other professional services for the Company. Total shared service fees charged to the Company were $25 thousand for the year ended December 31, 2022, which are included in general and administrative expenses of the Company’s statement of operations.

The Arena Group Holdings Inc [Member]
Related Party Transactions

18. Related Party Transactions

Principal Stockholder

The Company has an outstanding obligation with BRF Finance Co., LLC, (“BRF”) an affiliated entity of B. Riley Financial, Inc. (“B. Riley”), in its capacity as agent for the purchasers and as purchaser, pursuant to the third amended and restated note purchase agreement entered into on December 15, 2022 (the “Note Purchase Agreement”), as amended by the first amendment to the Note Purchase Agreement on August 14, 2023 (the “First Amendment”) with an effective date of August 31, 2023. The Note Purchase Agreement contains provisions related to the 2022 Bridge Notes, 2023 Notes, Senior Secured Notes, and Delayed Draw Term Notes, all as further described above and referred to as the “Notes”. Under the terms of the Note Purchase Agreement and First Amendment, in the event there is a mandatory prepayment requirement, the principal payment of the Notes will be applied to: (1) the 2023 Notes until paid in full; (2) then to the 2022 Bridge Notes until paid in full; (3) then to the Delayed Draw Terms Notes until paid in full; and (4) then to the Senior Secured Notes. All borrowings under the Notes are collateralized by substantially all assets of the Company secured by liens and guaranteed by the Company’s subsidiaries. The Notes provide for a default interest rate equal to the rate of interest in effect at the time of default plus 4.0%, along with other provision for acceleration of the Notes under certain conditions. The Notes provide for certain affirmative covenants, including certain financial reporting obligations.

For the three and nine months ended September 30, 2023, the Company paid in cash interest of $3,065 and $9,068 (including cash interest paid of $204 from December 31, 2022), respectively, on the 2022 Bridge Notes, Senior Secured Notes, Delayed Draw Term Notes and 2023 Notes due to BRF, which is an affiliate of B. Riley, a principal stockholder. For the three and nine months ended September 30, 2022, the Company paid in cash interest of $1,856 and $5,507, respectively, on the Senior Secured Notes and Delayed Draw Term Notes due to BRF, which is an affiliate of B. Riley, a principal stockholder.

On March 31, 2023, in connection with the registered direct offering, the Company entered into common stock purchase agreements for 1,009,021 shares of the Company’s common stocks for a total of $3,915 in gross proceeds with B. Riley, a principal stockholder, at a price per share of $3.88 per share.

For the nine months ended September 30, 2022, the Company had certain transactions with B. Riley, a principal stockholder, where it paid fees associated with the common stock public offering totaling $2,440.

On August 10, 2023, the Company’s Series H convertible preferred stock automatically converted into shares of the Company’s common stock at the conversion price of $7.26, of which 134,550 shares were issued to B Riley, a principal stockholder.

On August 31, 2023, in connection with the 2023 Notes, BRF, which is an affiliate of B Riley, a principal stockholder, issued $6,000 in aggregate principal amount under the note, where the Company incurred fees of $297.

Registered Direct Offering

On March 31, 2023, in connection with the registered direct offering, the Company entered into common stock purchase agreements for 317,518 shares of the Company’s common stocks for a total of $1,232 in gross proceeds with certain directors and affiliates, at a price of $3.88 per share, as follows: (i) 64,000 shares for $248 to H. Hunt Allred, a director, through certain trusts (32,000 shares are directly beneficially owned by the Allred 2002 Trust - HHA and 32,000 shares are directly beneficially owned by the by Allred 2002 Trust - NLA); (ii) 195,529 shares for $759 to 180 Degree Capital Corp, a beneficial holder of more than 5% of the Company’s common stock; (iii) 25,773 shares for $100 to Daniel Shribman, a director; (iv) 25,773 shares for $100 to Ross Levinsohn, a director and the Company’s Chief Executive Officer; and (v) 6,443 shares for $25 to Paul Edmonson, an executive officer.

Repurchases of Restricted Stock

On December 15, 2020, the Company entered into an amendment for certain restricted stock awards and units that were previously issued to certain employees in connection with the HubPages merger, pursuant to which the Company agreed to repurchase from certain key personnel of HubPages, Inc., including Paul Edmondson, one of the Company’s officers, and his spouse, an aggregate of 764 shares of the Company’s common stock at a price of $88.00 per share each month for a period of 24 months, for aggregate proceeds to Mr. Edmondson and his spouse of $67 per month. For the nine months ended September 30, 2022, the Company paid Mr. Edmonson and his spouse $269 for 3,056 shares of the Company’s common stock.

27. Related Party Transactions

For the years ended December 31, 2022 and 2021, the Company had several transactions with B. Riley, a principal stockholder, where it paid fees associated with the debt, common stock public offering and private placements totaling $3,440 and $609, respectively.

The Company entered into transactions with B. Riley where it borrowed funds under the Bridge Notes of $36,000 during the year ended December 31, 2022, and the Delayed Draw Term Notes of $5,086 during the year ended December 31, 2021. The Company incurred interest expense to B. Riley of $7,540 and $6,940 for the years ended December 31, 2022 and 2021, respectively.

Service and Consulting Contracts

On August 26, 2020, the Company entered into a consulting agreement with James C. Heckman, the Company’s former Chief Executive Officer. On June 3, 2021, the consulting agreement was amended that extended the term of the agreement for one-year, or to August 26, 2022, and in connection with the amendment the Company advanced $500 to Mr. Heckman. During the years ended December 31, 2022 and 2021, the Company recognized consulting fees for Mr. Heckman of $307 and $780, respectively. During the years ended December 31, 2022 and 2021, the Company paid an entity affiliated with Mr. Heckman, Roundtable Media, L.L.C., a net revenue share amount of $181 and $2, respectively, in connection with a partner agreement.

Repurchases of Restricted Stock

On December 15, 2020, the Company entered into an amendment for certain restricted stock awards and units that were previously issued to certain employees in connection with the HubPages merger, pursuant to which the Company agreed to repurchase from certain key personnel of HubPages, including Paul Edmondson, one of the Company’s officers, and his spouse, an aggregate of 16,802 shares of the Company’s common stock at a price of $4 per share each month for a period of 24 months, for aggregate proceeds to Mr. Edmondson and his spouse of $67 per month (see Note 13).